Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use assets.
Summary of right-of-use assets

			Total net
(Euro thousands)	Real estate	Other	carrying amount
At December 31, 2025	95,162	348	95,510
Additions	17,447	92	17,539
Disposals	(9,810)	—	(9,810)
Depreciation	(12,586)	(87)	(12,673)
Reversal of impairment losses	3,633	—	3,633
Contract modifications	(446)	(27)	(473)
Net foreign exchange differences	1,311	5	1,316
At June 30, 2026	94,711	331	95,042